Fundamental Investors®
Investment portfolio
September 30, 2024
unaudited

Common stocks 97.33% Information technology 25.12%	Shares	Value (000)
Broadcom, Inc.	54,854,089	$9,462,330
Microsoft Corp.	18,070,340	7,775,667
Taiwan Semiconductor Manufacturing Co., Ltd.	67,402,000	2,057,761
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,159,802	1,069,773
Apple, Inc.	9,611,779	2,239,545
NVIDIA Corp.	18,125,413	2,201,150
Micron Technology, Inc.	13,818,759	1,433,143
Salesforce, Inc.	5,052,543	1,382,932
MicroStrategy, Inc., Class A1,2	6,279,082	1,058,653
Shopify, Inc., Class A, subordinate voting shares[1]	11,797,831	945,478
Applied Materials, Inc.	4,540,509	917,410
ASML Holding NV (ADR)	611,004	509,119
ASML Holding NV	451,033	376,004
SK hynix, Inc.	6,537,375	880,640
Arista Networks, Inc.[1]	1,528,870	586,811
Motorola Solutions, Inc.	898,289	403,898
Dell Technologies, Inc., Class C	2,955,691	350,368
KLA Corp.	416,357	322,431
SAP SE	1,410,046	320,308
Keysight Technologies, Inc.[1]	1,934,546	307,457
ServiceNow, Inc.[1]	319,938	286,149
Cloudflare, Inc., Class A1	3,063,607	247,815
Roper Technologies, Inc.	378,393	210,553
CDW Corp.	599,510	135,669
Capgemini SE	395,631	85,701
Samsung Electronics Co., Ltd.	706,742	33,496
Crane NXT, Co.	350,188	19,646
		35,619,907
Industrials 13.82%
TransDigm Group, Inc.	2,800,676	3,996,929
Carrier Global Corp.	16,011,606	1,288,774
General Electric Co.	6,220,227	1,173,010
RTX Corp.	9,259,868	1,121,926
ITT, Inc.[3]	5,551,335	829,980
Regal Rexnord Corp.[3]	4,295,536	712,543
Ingersoll-Rand, Inc.	7,134,334	700,306
United Rentals, Inc.	856,311	693,381
Ryanair Holdings PLC (ADR)	14,489,045	654,615
Equifax, Inc.	2,124,480	624,300
Quanta Services, Inc.	2,022,761	603,086
Dayforce, Inc.[1,3]	9,221,946	564,844
Airbus SE, non-registered shares	3,558,036	520,992
Boeing Co.[1]	3,056,027	464,638
Rolls-Royce Holdings PLC[1]	59,646,403	421,241
Caterpillar, Inc.	1,043,777	408,242
Fundamental Investors — Page 1 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
DSV A/S	1,849,524	$383,809
Paychex, Inc.	2,698,860	362,160
Northrop Grumman Corp.	676,459	357,218
Union Pacific Corp.	1,434,191	353,499
Schneider Electric SE	1,299,528	343,806
Lifco AB, Class B	8,992,645	296,105
GE Vernova, Inc.[1]	1,119,331	285,407
Waste Management, Inc.	1,113,089	231,077
United Airlines Holdings, Inc.[1]	3,992,493	227,812
Waste Connections, Inc.	1,218,770	217,940
AMETEK, Inc.	1,194,052	205,031
Comfort Systems USA, Inc.	453,093	176,865
Crane Co.	1,097,322	173,684
Safran SA	713,020	168,238
Eaton Corp. PLC	505,087	167,406
Deere & Co.	399,673	166,796
XPO, Inc.[1]	1,356,729	145,862
FedEx Corp.	484,357	132,559
TransUnion	1,243,526	130,197
Lennox International, Inc.	174,783	105,620
Dun & Bradstreet Holdings, Inc.	8,403,539	96,725
SS&C Technologies Holdings, Inc.	1,060,006	78,663
Concentrix Corp.	324,024	16,606
		19,601,892
Health care 12.33%
UnitedHealth Group, Inc.	5,074,792	2,967,129
Novo Nordisk AS, Class B	18,479,895	2,200,461
Eli Lilly and Co.	2,274,075	2,014,694
Thermo Fisher Scientific, Inc.	1,840,337	1,138,377
AstraZeneca PLC	6,909,206	1,076,211
Centene Corp.[1]	9,968,449	750,425
Vertex Pharmaceuticals, Inc.[1]	1,487,580	691,844
Molina Healthcare, Inc.[1]	1,686,307	581,034
Bristol-Myers Squibb Co.	10,593,542	548,110
Alnylam Pharmaceuticals, Inc.[1]	1,882,997	517,881
Abbott Laboratories	4,376,567	498,972
Regeneron Pharmaceuticals, Inc.[1]	439,611	462,137
Gilead Sciences, Inc.	4,924,139	412,840
AbbVie, Inc.	1,649,807	325,804
CVS Health Corp.	4,931,310	310,081
Amgen, Inc.	955,556	307,890
Illumina, Inc.[1]	2,108,643	274,988
Danaher Corp.	941,418	261,733
Elevance Health, Inc.	498,022	258,971
Exact Sciences Corp.[1]	3,498,731	238,334
Cooper Companies, Inc.[1]	2,083,632	229,908
Mettler-Toledo International, Inc.[1]	137,396	206,053
Jazz Pharmaceuticals PLC[1]	1,799,347	200,465
Johnson & Johnson	1,216,962	197,221
EssilorLuxottica SA	740,953	175,576
Rede D’Or Sao Luiz SA	27,494,218	156,102
Medpace Holdings, Inc.[1]	432,367	144,324
Sarepta Therapeutics, Inc.[1]	1,071,372	133,804
agilon health, Inc.[1,3]	22,373,450	87,928
Fundamental Investors — Page 2 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Humana, Inc.	232,971	$73,791
McKesson Corp.	99,549	49,219
		17,492,307
Financials 11.79%
Visa, Inc., Class A	7,057,886	1,940,566
Apollo Asset Management, Inc.	10,916,807	1,363,618
Fiserv, Inc.[1]	6,525,890	1,172,376
JPMorgan Chase & Co.	4,826,737	1,017,766
Blackstone, Inc.	6,250,264	957,103
Mastercard, Inc., Class A	1,643,490	811,555
KKR & Co., Inc.	5,239,225	684,138
HDFC Bank, Ltd.	20,124,000	416,541
HDFC Bank, Ltd. (ADR)	4,040,757	252,790
Truist Financial Corp.	14,076,786	602,064
Brookfield Corp., Class A	11,303,707	600,792
Aon PLC, Class A	1,714,929	593,348
Marsh & McLennan Companies, Inc.	2,459,165	548,615
Blue Owl Capital, Inc., Class A	25,752,260	498,564
Intercontinental Exchange, Inc.	2,985,808	479,640
Goldman Sachs Group, Inc.	928,395	459,658
Progressive Corp.	1,576,955	400,168
Discover Financial Services	2,704,490	379,413
OneMain Holdings, Inc.[3]	7,780,816	366,243
Arthur J. Gallagher & Co.	1,188,770	334,484
Synchrony Financial	6,664,642	332,432
Ares Management Corp., Class A	1,711,248	266,681
BlackRock, Inc.	273,206	259,412
RenaissanceRe Holdings, Ltd.	948,000	258,235
Wells Fargo & Co.	3,713,472	209,774
Bank of America Corp.	5,036,204	199,837
Brown & Brown, Inc.	1,750,000	181,300
Chubb, Ltd.	609,473	175,766
CME Group, Inc., Class A	741,309	163,570
S&P Global, Inc.	304,576	157,350
Arch Capital Group, Ltd.[1]	1,128,438	126,250
Capital One Financial Corp.	834,317	124,922
Citizens Financial Group, Inc.	2,954,728	121,351
Edenred SA	2,185,976	82,924
Morgan Stanley	685,064	71,411
Fidelity National Information Services, Inc.	772,080	64,662
Charles Schwab Corp. (The)	401,832	26,043
Checkout Payments Group, Ltd., Class B1,4,5	159,760	14,354
		16,715,716
Consumer discretionary 8.79%
Amazon.com, Inc.[1]	19,719,544	3,674,343
Restaurant Brands International, Inc.	13,668,823	985,796
Coupang, Inc., Class A1	35,955,395	882,705
Home Depot, Inc.	1,813,725	734,921
Starbucks Corp.	6,798,866	662,821
Booking Holdings, Inc.	152,477	642,251
Evolution AB	5,861,826	576,132
MercadoLibre, Inc.[1]	245,539	503,836
YUM! Brands, Inc.	2,885,862	403,184
Fundamental Investors — Page 3 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Tesla, Inc.[1]	1,242,844	$325,165
D.R. Horton, Inc.	1,655,119	315,747
Royal Caribbean Cruises, Ltd.	1,678,100	297,628
Chipotle Mexican Grill, Inc.[1]	5,114,653	294,706
Amadeus IT Group SA, Class A, non-registered shares	4,019,909	290,149
Hilton Worldwide Holdings, Inc.	1,188,384	273,923
NIKE, Inc., Class B	3,007,100	265,828
Flutter Entertainment PLC[1]	999,183	237,086
Caesars Entertainment, Inc.[1]	3,998,587	166,901
Norwegian Cruise Line Holdings, Ltd.[1]	8,127,982	166,705
Darden Restaurants, Inc.	920,025	151,004
Burlington Stores, Inc.[1]	565,434	148,981
LVMH Moët Hennessy-Louis Vuitton SE	132,499	101,761
B&M European Value Retail SA	16,103,562	89,440
General Motors Co.	1,491,677	66,887
Domino’s Pizza, Inc.	139,681	60,082
Tractor Supply Co.	185,136	53,862
Mattel, Inc.[1]	1,758,895	33,507
Ferrari NV (EUR denominated)	58,434	27,371
Churchill Downs, Inc.	177,206	23,960
Trainline PLC[1]	2,474,648	10,955
		12,467,637
Communication services 7.82%
Meta Platforms, Inc., Class A	7,000,979	4,007,640
Alphabet, Inc., Class C	20,757,001	3,470,363
Alphabet, Inc., Class A	2,602,035	431,547
Netflix, Inc.[1]	1,066,118	756,166
Comcast Corp., Class A	17,800,108	743,510
Publicis Groupe SA	5,814,524	636,294
Charter Communications, Inc., Class A1	1,079,007	349,685
Warner Music Group Corp., Class A	6,641,490	207,879
AT&T, Inc.	6,705,363	147,518
Electronic Arts, Inc.	968,670	138,946
Take-Two Interactive Software, Inc.[1]	722,759	111,095
T-Mobile US, Inc.	449,016	92,659
		11,093,302
Consumer staples 6.88%
Philip Morris International, Inc.	36,310,851	4,408,137
British American Tobacco PLC	31,965,790	1,165,693
British American Tobacco PLC (ADR)	550,310	20,130
Performance Food Group Co.[1,3]	10,042,012	786,992
Keurig Dr Pepper, Inc.	16,648,339	623,980
Altria Group, Inc.	11,825,252	603,561
Nestlé SA	4,392,689	442,708
Bunge Global SA	2,772,804	267,964
Church & Dwight Co., Inc.	2,553,711	267,425
Dollar General Corp.	2,856,297	241,557
Imperial Brands PLC	6,527,756	189,869
Constellation Brands, Inc., Class A	719,158	185,320
Target Corp.	1,115,454	173,855
Procter & Gamble Co.	863,653	149,585
Mondelez International, Inc., Class A	1,916,263	141,171
Fundamental Investors — Page 4 of 9

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Danone SA	698,585	$50,869
Monster Beverage Corp.[1]	622,989	32,501
		9,751,317
Energy 3.15%
Canadian Natural Resources, Ltd. (CAD denominated)	36,984,162	1,228,111
EOG Resources, Inc.	6,063,089	745,336
ConocoPhillips	4,982,266	524,533
Cenovus Energy, Inc. (CAD denominated)	29,921,394	500,441
Exxon Mobil Corp.	4,268,197	500,318
Schlumberger NV	7,039,899	295,324
EQT Corp.	5,267,114	192,987
Chevron Corp.	1,308,883	192,759
Halliburton Co.	5,303,900	154,078
TotalEnergies SE	1,154,888	74,855
TC Energy Corp. (CAD denominated)[2]	1,118,234	53,156
		4,461,898
Materials 3.01%
Linde PLC	1,454,322	693,508
Wheaton Precious Metals Corp.	10,001,744	610,906
Grupo México, SAB de CV, Series B	106,915,100	596,042
Glencore PLC	79,989,485	458,062
Freeport-McMoRan, Inc.	6,848,259	341,865
Celanese Corp.	1,890,367	257,014
Royal Gold, Inc.	1,803,498	253,031
LyondellBasell Industries NV	2,375,139	227,776
Vale SA, ordinary nominative shares	17,717,000	206,547
Westlake Corp.	1,271,539	191,100
First Quantum Minerals, Ltd.[1]	12,420,399	169,346
Lundin Mining Corp.	12,929,703	135,468
Mosaic Co.	5,050,591	135,255
		4,275,920
Utilities 2.99%
Constellation Energy Corp.	5,904,850	1,535,379
FirstEnergy Corp.	20,635,816	915,198
PG&E Corp.	19,403,587	383,609
CenterPoint Energy, Inc.	12,253,505	360,498
AES Corp.	16,468,007	330,348
Brookfield Infrastructure Partners, LP	7,000,000	245,695
Southern Co. (The)	2,668,351	240,632
Edison International	2,685,908	233,916
		4,245,275
Real estate 1.63%
Welltower, Inc. REIT	5,468,241	700,099
Extra Space Storage, Inc. REIT	3,134,149	564,742
VICI Properties, Inc. REIT	14,547,070	484,563
Rexford Industrial Realty, Inc. REIT	5,818,242	292,716
Mid-America Apartment Communities, Inc. REIT	1,205,887	191,615
Crown Castle, Inc. REIT	681,443	80,840
		2,314,575
Total common stocks (cost: $71,047,332,000)		138,039,746
Fundamental Investors — Page 5 of 9

unaudited
Short-term securities 2.73% Money market investments 2.69%	Shares	Value (000)
Capital Group Central Cash Fund 5.09%[3,6]	38,182,228	$3,818,986
Money market investments purchased with collateral from securities on loan 0.04%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.91%[6,7]	52,441,672	52,442
Total short-term securities (cost: $3,870,715,000)		3,871,428
Total investment securities 100.06% (cost: $74,918,047,000)		141,911,174
Other assets less liabilities (0.06)%		(85,607)
Net assets 100.00%		$141,825,567
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Common stocks 2.36%
Industrials 1.49%
ITT, Inc.	$663,488	$—	$1,192	$413	$167,271	$829,980	$5,316
Regal Rexnord Corp.	587,426	48,959	983	513	76,628	712,543	4,472
Dayforce, Inc.[1,8]	436,832	178,079	856	179	(49,390)	564,844	—
						2,107,367
Health care 0.06%
agilon health, Inc.[1]	179,784	53,341	180	(100)	(144,917)	87,928	—
Financials 0.26%
OneMain Holdings, Inc.	340,119	43,513	618	36	(16,807)	366,243	23,978
Consumer discretionary 0.00%
Trainline PLC[1,9]	127,577	—	119,338	(13,620)	16,336	—	—
Consumer staples 0.55%
Performance Food Group Co.[1]	695,561	—	1,180	286	92,325	786,992	—
Materials 0.00%
Mosaic Co.[9]	585,581	—	348,749	(226,966)	125,389	—	4,273
Utilities 0.00%
AES Corp.[9]	719,867	84,818	395,009	(58,350)	(20,978)	—	12,864
Total common stocks						3,348,530
Convertible stocks 0.00%
Utilities 0.00%
AES Corp., convertible preferred units, 6.875% 2/15/2024[10]	48,695	—	63,988	(17)	15,310	—	1,099
Short-term securities 2.69%
Money market investments 2.69%
Capital Group Central Cash Fund 5.09%[6]	2,550,860	13,964,027	12,696,658	(85)	842	3,818,986	146,655
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.09%[6]	18,867		18,867 [11]			—	— [12]
Total short-term securities						3,818,986
Total 5.05%				$(297,711)	$262,009	$7,167,516	$198,657
Fundamental Investors — Page 6 of 9

unaudited
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Checkout Payments Group, Ltd., Class B1,4	1/11/2022	$49,613	$14,354	.01%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $55,584,000, which represented .04% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $14,354,000, which represented .01% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 9/30/2024.
[7]	Security purchased with cash collateral from securities on loan.
[8]	This security changed its name during the reporting period.
[9]	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2024. Refer to the investment portfolio for the security value at 9/30/2024.
[10]	Affiliated issuer during the reporting period but no longer held at 9/30/2024.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Fundamental Investors — Page 7 of 9

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$31,865,997	$3,753,910	$—	$35,619,907
Industrials	17,467,701	2,134,191	—	19,601,892
Health care	14,040,059	3,452,248	—	17,492,307
Financials	16,201,897	499,465	14,354	16,715,716
Consumer discretionary	11,371,829	1,095,808	—	12,467,637
Communication services	10,457,008	636,294	—	11,093,302
Consumer staples	7,902,178	1,849,139	—	9,751,317
Energy	4,387,043	74,855	—	4,461,898
Materials	3,817,858	458,062	—	4,275,920
Utilities	4,245,275	—	—	4,245,275
Real estate	2,314,575	—	—	2,314,575
Short-term securities	3,871,428	—	—	3,871,428
Total	$127,942,848	$13,953,972	$14,354	$141,911,174

Fundamental Investors — Page 8 of 9

unaudited
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-010-1124
Fundamental Investors — Page 9 of 9